Expenses for shipping activities - Disclosure of charter hire expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Total charter hire expenses	$ (4,456)	$ (4,283)	[1]
Charter hire
Disclosure of operating segments [line items]
Total charter hire expenses	(2,599)	(4,283)
Bare boat hire
Disclosure of operating segments [line items]
Total charter hire expenses	$ (1,857)	$ 0

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.